Long-term debt - Detailed Information About In Financing Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Interest	$ 22.1	$ 31.9
Accretion on decommissioning liability	12.2	16.5
Accretion on office lease provision	0.0	0.3
Accretion on discount of senior unsecured notes	0.4	0.5
Accretion on lease liabilities	0.4	0.6
Loss on repurchased/redeemed senior unsecured notes	5.3	0.1
Deferred financing costs	1.7	2.3
Finance costs	$ 42.1	$ 52.2